9. Deposits	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Deposits

The composition of deposits is as follows:

	2016	2015

Non-interest bearing demand	$134,488	$129,634
Interest bearing demand	124,143	119,787
Savings deposits	90,686	89,776
Time deposits, in amounts of $100,000 or more	43,743	49,242
Other time deposits	96,809	106,473

Total deposits	$489,869	$494,912

The scheduled maturities of time deposits at December 31, 2016 are as follows:

2017	$66,373
2018	24,618
2019	14,388
2020	11,606
2021	8,854
Thereafter	14,713

$140,552

Time deposits greater than $250 totaled $6,308 and $8,874 at December 31, 2016 and December 31, 2015, respectively.